Federated Hermes International Growth Fund Expense Example - Class A and C Shares [Member] - Federated Hermes International Growth Fund	May 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 673
Expense Example, with Redemption, 3 Years	934
Expense Example, with Redemption, 5 Years	1,214
Expense Example, with Redemption, 10 Years	2,010
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	306
Expense Example, with Redemption, 3 Years	637
Expense Example, with Redemption, 5 Years	1,093
Expense Example, with Redemption, 10 Years	$ 2,166